Leasing - Cash Flow Information Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating cash flows from operating leases	$ 225	$ 217	$ 224